SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, INTERMEX HOLDINGS, INC. (Q2) (Details) - USD ($)	Jul. 26, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 19, 2017
Accounting Pronouncements [Abstract]
Restricted cash	$ 2,000,000			$ 2,000,000
Intermex Holdings, Inc. and Subsidiaries [Member]
Accounting Pronouncements [Abstract]
Restricted cash		$ 639,662	$ 639,662	$ 2,000,000
Intermex Holdings, Inc. and Subsidiaries [Member] | Intermex Wire Transfers de Guatemala, S.A. [Member]
Noncontrolling Interest Items [Abstract]
Ownership percentage		99.80%	99.80%
Intermex Holdings, Inc. and Subsidiaries [Member] | Intermex Transfers de Mexico, S.A [Member]
Noncontrolling Interest Items [Abstract]
Ownership percentage		98.00%	98.00%
Intermex Holdings, Inc. and Subsidiaries [Member] | Intermex Wire Transfer Corp [Member]
Noncontrolling Interest Items [Abstract]
Ownership percentage		100.00%	98.00%
Intermex Holdings, Inc. and Subsidiaries [Member] | Intermex Wire Transfer II, LLC [Member]
Noncontrolling Interest Items [Abstract]
Ownership percentage		100.00%	100.00%